Schedule of details regarding subprime mortgage loans (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012 Subprime Portfolio I		Dec. 31, 2011 Subprime Portfolio I Restated	Dec. 31, 2012 Subprime Portfolio II		Dec. 31, 2011 Subprime Portfolio II Restated
Loan unpaid principal balance (UPB)	$ 988,441	[1]	$ 423,872	[1],[2]		$ 564,569	[1],[2]
Weighted average coupon rate of loans			5.59%			4.71%
Delinquencies of 60 or more days (UPB)			109,213	[3]		200,253	[3]
Net credit losses for the year			27,548		29,460	34,866		54,217
Cumulative net credit losses			220,417			256,719
Cumulative net credit losses as a % of original UPB			14.70%			23.60%
Percentage of ARM loans			51.00%	[4]		64.40%	[4]
Percentage of loans with original loan-to-value ratio >90%			10.40%			17.20%
Percentage of interest-only loans			20.80%			4.10%
Face amount of debt			$ 418,906	[2],[5]		$ 564,569	[2],[5]
Weighted average funding cost of debt			0.57%	[6]		1.10%	[6]

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(A) Audited.
[3]	(B) Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
[4]	(C) ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.
[5]	(D) Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2012.
[6]	(E) Includes the effect of applicable hedges.